Share-based payments reserve (Details 1) - Stock Options [Member]	3 Months Ended
	Nov. 30, 2024 shares $ / shares
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.41	[1]
Number of options outstanding	4,424,000
Number of options exercisable	4,424,000
Remaining contractual life	1 year 10 months 24 days	[1]
Range 1 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.40
Number of options outstanding	2,259,000
Number of options exercisable	2,259,000
Expiry date	Oct. 11, 2026
Remaining contractual life	1 year 10 months 24 days
Range 2 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.43
Number of options outstanding	2,065,000
Number of options exercisable	2,065,000
Expiry date	Sep. 29, 2026
Remaining contractual life	1 year 9 months 18 days
Range 3 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.35
Number of options outstanding	100,000
Number of options exercisable	100,000
Expiry date	Jan. 02, 2027
Remaining contractual life	2 years 1 month 6 days

[1]	Total represents weighted average.